Business Overview and Summary of Accounting Policies	6 Months Ended	12 Months Ended
	Jul. 31, 2012	Jan. 31, 2012
Business Overview and Summary of Accounting Policies [Abstract]
Business Overview and Summary of Accounting Policies

Note 2. Business Overview and Summary of Accounting Policies

The Company was incorporated in Nevada on September 2004 under the name "Global Electronic Recovery Corp." In February 2008, the Company changed its name to "Marley Coffee Inc." when it merged its then newly formed subsidiary, "Marley Coffee Inc." into the Company. In July 2009, the Company changed its name to "Jammin Java Corp." when it merged its then newly formed subsidiary, Jammin Java Corp., into the Company. The Company's common stock is quoted on the Over-The-Counter Bulletin Board ("OTCBB"), a regulated quotation service that displays real-time quotes, last-sale prices, and volume information in over-the-counter equity securities, under the symbol "JAMN."

Jammin Java, doing business as Marley Coffee, is a United States (U.S.)-based company that provides sustainably grown, ethically farmed and artisan roasted gourmet coffee through multiple U.S. and international distribution channels, using the Marley Coffee brand name. U.S. and international grocery retail channels have grown to become the Company's largest revenue channels, followed by online retail, office coffee services (referred to herein as OCS), food service and licensing. The Company intends to continue to develop these revenue channels and achieve a leadership position by capitalizing on the global recognition of the Marley name through the licensing of the Marley Coffee trademarks.

Reclassifications. Certain prior year amounts have been reclassified to conform with the current year presentation for comparative purposes.

Use of Estimates in Financial Statement Preparation. The preparation of financial statements in conformity with accounting principles generally accepted in the U.S. ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, as well as certain financial statement disclosures. While management believes that the estimates and assumptions used in the preparation of the financial statements are appropriate, actual results could differ from these estimates.

The Company has adopted a single definition of fair value, a framework for measuring fair value, and expanded disclosures concerning fair value. In this valuation, the exchange price is the price in an orderly transaction between market participants to sell an asset or transfer a liability at the measurement date and fair value is a market-based measurement and not an entity-specific measurement.

The Company utilizes the following hierarchy in fair value measurements:

•	Level 1 - Inputs use quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.

•	Level 2 - Inputs use other inputs that are observable, either directly or indirectly. These inputs include quoted prices for similar assets and liabilities in active markets as well as other inputs such as interest rates and yield curves that are observable at commonly quoted intervals.

•	Level 3 - Inputs are unobservable inputs, including inputs that are available in situations where there is little, if any, market activity for the related asset or liability

Cash and Cash Equivalents. The Company considers all highly liquid investments with original maturities of three months or less to be cash equivalents. At July 31, 2012, the Company invested approximately $240,000 in a money market account with an average market yield of 0.20%. Interest income of $413 was recognized for the six months ended July 31, 2012. As of July 31, 2012, the Company held no auction rate securities.

Revenue Recognition. All revenue is recognized when persuasive evidence of an arrangement exists, the service or sale is complete, the price is fixed or determinable and ability to collect is reasonably assured. Revenue is derived from the sale of coffee products and is recognized on a gross basis upon shipment.

The Company utilizes a third party for the production and fulfillment of orders placed by customers. The Company acts as a principal, takes title to the products, and has the risks and rewards of ownership, such as the risks of loss for collection, delivery and returns.

Allowance for Doubtful Accounts. The Company does not require collateral from its customers with respect to accounts receivable. The Company determines any required allowance by considering a number of factors, including the length of time accounts receivable are past due. The Company provides reserves for accounts receivable when they become uncollectible. The Company has determined that no allowance for doubtful accounts was required at July 31, 2012.

Property and Equipment. Equipment is stated at cost less accumulated depreciation and amortization. Maintenance and repairs, as incurred, are charged to expense. Renewals and enhancements which extend the life or improve existing equipment are capitalized. Upon disposition or retirement of equipment, the cost and related accumulated depreciation are removed and any resulting gain or loss is reflected in operations. Depreciation is provided using the straight-line method over the estimated useful lives of the assets, which are three years.

Depreciation was $2,622 and $833 for the three months ended July 31, 2012 and 2011, respectively.

Impairment of Long-Lived Assets. Long-lived assets consist of a license agreement (See Note 4). The license agreement is reviewed for impairment at least annually whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Determination of recoverability is based on an estimate of undiscounted future cash flows resulting from the use of the asset. In the event that such cash flows are not expected to be sufficient to recover the carrying amount of the assets, the assets are written down to their estimated fair values. Management evaluated the carrying value of the license and determined that no impairment existed at July 31, 2012.

Stock-Based Compensation. Pursuant to the provisions of Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 718-10, "Compensation - Stock Compensation," which establishes accounting for equity instruments exchanged for employee service, we utilize the Black-Scholes option pricing model to estimate the fair value of employee stock option awards at the date of grant, which requires the input of highly subjective assumptions, including expected volatility and expected life. Changes in these inputs and assumptions can materially affect the measure of estimated fair value of our share-based compensation. These assumptions are subjective and generally require significant analysis and judgment to develop. When estimating fair value, some of the assumptions will be based on, or determined from, external data and other assumptions may be derived from our historical experience with stock-based payment arrangements. The appropriate weight to place on historical experience is a matter of judgment, based on relevant facts and circumstances.

Common stock issued for services to non-employees is valued at the market value of the stock on the date of issuance or the value of the services, whichever is more clearly determinable. If the total value exceeds the par value of the stock issued, the value in excess of the par value is added to the additional paid-in-capital account. We estimate volatility of our publicly-listed common stock by considering historical stock volatility.

Income Taxes. The Company follows ASC 740, Income Taxes. Deferred tax assets or liabilities are recorded to reflect the future tax consequences of temporary differences between the financial reporting basis of assets and liabilities and their tax basis at each reporting period. These amounts are adjusted, as appropriate, to reflect enacted changes in tax rates expected to be in effect when the temporary differences reverse.

A valuation allowance is provided when it is more likely than not that some portion or all of a deferred tax asset will not be realized.

Earnings or Loss Per Common Share. Basic earnings per common share equals net earnings or loss divided by the weighted average of shares outstanding during the year. Diluted earnings per share includes the impact on dilution from all contingently issuable shares, including options, warrants and convertible securities. The common stock equivalents from contingent shares are determined by the treasury stock method. The Company incurred a net loss for the three months and six months ended July 31, 2012 and 2011 respectively, and therefore, basic and diluted earnings per share for those periods are the same since all potential common equivalent shares would be anti-dilutive including 7,700,000 options as of July 31, 2012.

Recently Issued Accounting Pronouncements. In September 2011, the FASB issued Accounting Standards Update ("ASU") 2011-08, Goodwill and Other (Topic 350): Testing Goodwill and Other Assets for Impairment, which simplifies goodwill and other asset impairment tests. The new guidance states that a qualitative assessment may be performed to determine whether further impairment testing is necessary and is effective beginning fiscal years and interim periods beginning after December 15, 2011. The impact of adopting this ASU was not material to the Company's financial position or results of operations.

Accounting standards that have been issued by the FASB or other standards setting bodies that do not require adoption until a future date are being evaluated by the Company to determine whether adoption will have a material impact on the Company's financial statements.

NOTE 1-BUSINESS OVERVIEW AND SUMMARY OF ACCOUNTING POLICIES

Jammin Java Corp. (the "Company" or "Jammin Java"), operates as a United States (U.S.) based company providing premium roasted coffee on a wholesale level to the grocery, retail, online, service, hospitality, office coffee service and big box store industry. Through the use of distributor partnerships, we have the exclusive right to manufacture and market our coffee lines to gourmet, natural and independent grocery markets in the U.S., Canada, Mexico and the Caribbean and the non-exclusive right worldwide.

As used in this Annual Report, the terms "we," "us," "our," and "Company" mean Jammin Java Corp., unless otherwise indicated. All dollar amounts in these financial statements are in U.S. dollars unless otherwise stated.

Jammin Java was incorporated on September 27, 2004 in Nevada under its former name "Global Electronic Recovery Corp." On October 23, 2007, our Board of Directors (the "Board") approved a 22.723829 for one (1) forward stock split of our authorized, issued and outstanding shares of common stock (the "2007 Forward Split") and amended our Articles of Incorporation by the filing of a Certificate of Change with the Secretary of State of Nevada on September 11, 2007. As a result of the 2007 Forward Split, our authorized capital increased from 75,000,000 to 1,704,287,175 shares of common stock with a par value of $0.001 each.

On February 5, 2008, we incorporated a subsidiary named Marley Coffee Inc. On February 25, 2008, we changed our name from "Global Electronic Recovery Corp." to "Marley Coffee Inc." when we merged our subsidiary, Marley Coffee Inc., into our Company. Effective July 13, 2009, we formed and merged our then newly-formed subsidiary, Jammin Java Corp., into our Company and changed our name from "Marley Coffee Inc." to "Jammin Java Corp." Our common stock has, since September 17, 2009, been quoted on the Over-the-Counter Bulletin Board ("OTCBB") under the symbol "JAMN."

On January 10, 2010, the Board approved a three (3) for one (1) forward stock split of our authorized, issued and outstanding shares of common stock (the "2010 Forward Split" and, collectively with the 2007 Forward Split, the "Stock Splits"). We amended our Articles of Incorporation by the filing of a Certificate of Change with the Nevada Secretary of State, effective on February 2, 2010. As a result, our authorized capital increased from 1,704,287,175 to 5,112,861,525 shares of common stock with a par value of $0.001 each.

Unless otherwise stated, the shares of common stock disclosed throughout these financial statements have been retroactively reflected for the Stock Splits.

Basis of Presentation. Jammin Java's financial statements have been prepared on a going concern basis in accordance with accounting principles generally accepted in the United States of America ("GAAP"). This contemplates the realization of assets and satisfaction of liabilities in the ordinary course of business.

Reclassifications. Certain prior year amounts have been reclassified to conform with the current year presentation for comparative purposes.

Use of Estimates in Financial Statement Preparation. The preparation of financial statements in conformity with accounting principles generally accepted in the U.S. ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, as well as certain financial statement disclosures. While management believes that the estimates and assumptions used in the preparation of the financial statements are appropriate, actual results could differ from these estimates.

Development Stage. As of the second quarter of fiscal year 2012, the Company is no longer deemed a development stage enterprise because the Company is generating revenue from its planned principal operations and has obtained capital to conduct such operations for the next 12 months. Accordingly, the Company no longer presents its results of operations and cash flows from inception.

Fair Value of Financial Instruments. The carrying amount of the Company's cash, accounts receivables, accounts payables, and accrued expenses approximates their estimated fair values due to the short-term maturities of those financial instruments.

The Company has adopted a single definition of fair value, a framework for measuring fair value, and expanded disclosures concerning fair value. In this valuation, the exchange price is the price in an orderly transaction between market participants to sell an asset or transfer a liability at the measurement date and fair value is a market-based measurement and not an entity-specific measurement.

The Company utilizes the following hierarchy in fair value measurements:

•	Level 1 - Inputs use quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.
•	Level 2 - Inputs use other inputs that are observable, either directly or indirectly. These inputs include quoted prices for similar assets and liabilities in active markets as well as other inputs such as interest rates and yield curves that are observable at commonly quoted intervals.
•	Level 3 - Inputs are unobservable inputs, including inputs that are available in situations where there is little, if any, market activity for the related asset or liability

Cash and Cash Equivalents. The Company considers all highly liquid investments with original maturities of three months or less cash equivalents. At January 31, 2012, the Company invested approximately $0.8 million in a money market account with an average market yield of 0.20%. Interest income of $2,474 was recognized for the year ended January 31, 2012 in the Statements of Operations. As of January 31, 2012, the Company held no auction rate securities.

Revenue Recognition. All revenue is recognized when persuasive evidence of an arrangement exists, the service or sale is complete, the price is fixed or determinable and ability to collect is reasonably assured. Revenue is derived from the sale of coffee products and is recognized on a gross basis upon shipment.

The Company utilizes a third party for the production and fulfillment of orders placed by customers. The Company acts as a principal, takes title to the products, and has the risks and rewards of ownership, such as the risk of loss for collection, delivery and returns.

Allowance for Doubtful Accounts. The Company does not require collateral from its customers with respect to accounts receivable. The Company determines any required allowance by considering a number of factors, including the length of time accounts receivable are past due. Jammin Java provides reserves for accounts receivable when they become uncollectible. The Company has determined that no allowance for doubtful accounts was required at January 31, 2012 and 2011.

Property and Equipment. Equipment is stated at cost less accumulated depreciation and amortization. Maintenance and repairs, as incurred, are charged to expense. Renewals and betterments which extend the life or improve existing equipment are capitalized. Upon disposition or retirement of equipment, the cost and related accumulated depreciation are removed and any resulting gain or loss is reflected in operations. Depreciation is provided using the straight-line method over the estimated useful lives of the assets, which are three years.

Depreciation was $2,341 and $740 for the years ended January 31, 2012 and 2011 respectively.

Impairment of Long-Lived Assets. Long-lived assets consist of a license agreement that was recorded at the estimated cost to acquire the asset (See Note 3). The license agreement is reviewed for impairment when events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Determination of recoverability is based on an estimate of undiscounted future cash flows resulting from the use of the asset and its eventual disposition. In the event that such cash flows are not expected to be sufficient to recover the carrying amount of the assets, the assets are written down to their estimated fair values. Management evaluated the carrying value of the license and determined that no impairment existed at January 31, 2012 or 2011.

Stock-Based Compensation. Pursuant to the provisions of FASB ASC 718-10, "Compensation - Stock Compensation," which establishes accounting for equity instruments exchanged for employee service, we utilize the Black-Scholes option pricing model to estimate the fair value of employee stock option awards at the date of grant, which requires the input of highly subjective assumptions, including expected volatility and expected life. Changes in these inputs and assumptions can materially affect the measure of estimated fair value of our share-based compensation. These assumptions are subjective and generally require significant analysis and judgment to develop. When estimating fair value, some of the assumptions will be based on, or determined from, external data and other assumptions may be derived from our historical experience with stock-based payment arrangements. The appropriate weight to place on historical experience is a matter of judgment, based on relevant facts and circumstances.

Common stock issued for services to non-employees is valued at the market value of the stock on the date of issuance. If the total value exceeds the par value of the stock issued, the value in excess of the par value is added to the additional paid-in-capital account.

We estimate volatility of our publicly-listed common stock by considering historical stock volatility.

Income Taxes. The Company follows Financial Accounting Standards Board ("FASB") Accounting Standards Codification No 740, Income Taxes. Deferred tax assets or liabilities are recorded to reflect the future tax consequences of temporary differences between the financial reporting basis of assets and liabilities and their tax basis at each year-end. These amounts are adjusted, as appropriate, to reflect enacted changes in tax rates expected to be in effect when the temporary differences reverse.

The Company records deferred tax assets and liabilities based on the differences between the financial statement and tax bases of assets and liabilities and on operating loss carry forwards using enacted tax rates in effect for the year in which the differences are expected to reverse. A valuation allowance is provided when it is more likely than not that some portion or all of a deferred tax asset will not be realized.

Earnings or Loss Per Common Share. Basic earnings per common share equals net earnings or loss divided by the weighted average of shares outstanding during the year. Diluted earnings per share include the impact on dilution from all contingently issuable shares, including options, warrants and convertible securities. The common stock equivalents from contingent shares are determined by the treasury stock method. The Company incurred a net loss for the years ended January 31, 2012 and 2011 respectively and therefore, basic and diluted earnings per share for those periods are the same as all potential common equivalent shares would be anti-dilutive including 7,200,000 options for fiscal year 2012.

Recently Issued Accounting Pronouncements. In September 2011, the FASB issued ASU 2011-08, Goodwill and Other (Topic 350): Testing Goodwill and Other Assets for Impairment, which simplifies goodwill and other asset impairment tests. The new guidance states that a qualitative assessment may be performed to determine whether further impairment testing is necessary and is effective beginning fiscal years and interim periods beginning after December 15, 2011. The Company is evaluating the impact of adopting this ASU on the Company's financial position or results of operations.

Other accounting standards and exposure drafts, such as exposure drafts related to revenue recognition, lease accounting, loss contingencies, comprehensive income and fair value measurements, that have been issued or proposed by the FASB or other standards setting bodies that do not require adoption until a future date are being evaluated by the Company to determine whether adoption will have a material impact on the Company's financial statements